Loan Portfolio and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Loan Portfolio and Allowance for Credit Losses [Abstract]
Recorded Investment in Loans by Portfolio Segment
The following table presents loans by portfolio segment:

	December 31, 2024
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$227,771	$39,529	$267,300
Other	19,144	413	19,557
Real estate mortgage - 1 to 4 family:
First mortgages	2,741,334	1,590,229	4,331,563
Home equity loans	43,096	13,643	56,739
Home equity lines of credit	235,939	173,322	409,261
Installment	9,885	3,753	13,638
Total loans, net	$3,277,169	$1,820,889	5,098,058
Less: Allowance for credit losses on loans			50,248
Net loans			$5,047,810

*Includes New York, New Jersey, Vermont and Massachussetts.

	December 31, 2023
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$212,754	$39,501	$252,255
Other	20,863	397	21,260
Real estate mortgage - 1 to 4 family:
First mortgages	2,756,914	1,550,191	4,307,105
Home equity loans	44,152	13,806	57,958
Home equity lines of credit	212,298	135,117	347,415
Installment	12,057	4,829	16,886
Total loans, net	$3,259,038	$1,743,841	5,002,879
Less: Allowance for credit losses on loans			48,578
Net loans			$4,954,301

*Includes New York, New Jersey, Vermont and Massachussetts.

Activity in Allowance For Credit Losses on Loans by Portfolio Segment
Activity in the allowance for credit losses on loans by portfolio segment for the years ended December 31, 2024, and 2023 are summarized as follows:

	For the year ended December 31, 2024
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$2,735	$45,625	$218	$48,578
Loans charged off:
New York and other states*	127	311	120	558
Florida	314	17	50	381
Total loan chargeoffs	441	328	170	939

Recoveries of loans previously charged off:
New York and other states*	-	675	34	709
Florida	-	-	-	-
Total recoveries	-	675	34	709
Net loans (recoveries) charged off	441	(347)	136	230
Provision for credit losses	1,126	664	110	1,900
Balance at end of period	$3,420	$46,636	$192	$50,248

* Includes New York, New Jersey, Vermont and Massachusetts.

	For the year ended December 31, 2023
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$2,596	$43,271	$165	$46,032
Loans charged off:
New York and other states*	-	371	97	468
Florida	-	-	79	79
Total loan chargeoffs	-	371	176	547

Recoveries of loans previously charged off:
New York and other states*	129	392	45	566
Florida	-	25	2	27
Total recoveries	129	417	47	593
Net loans (recoveries) charged off	(129)	(46)	129	(46)
Provision for loan losses	10	2,308	182	2,500
Balance at end of period	$2,735	$45,625	$218	$48,578

* Includes New York, New Jersey, Vermont and Massachusetts.

Allowance For Credit Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method
The following tables present the balance in the allowance for credit losses on loans by portfolio segment and based on impairment evaluation as of December 31, 2024 and 2023:

	As of December 31, 2024
(dollars in thousands)		1-to-4 Family
	Commercial	Residential	Installment
	Loans	Real Estate	Loans	Total
Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$-
Collectively evaluated for impairment	3,420	46,636	192	50,248

Total ending allowance balance	$3,420	$46,636	$192	$50,248

Loans:
Individually evaluated for impairment	$443	$23,835	$112	$24,390
Collectively evaluated for impairment	286,414	4,773,728	13,526	5,073,668

Total ending loans balance	$286,857	$4,797,563	$13,638	$5,098,058

	As of December 31, 2023
(dollars in thousands)		1-to-4 Family
	Commercial	Residential	Installment
	Loans	Real Estate	Loans	Total
Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$-
Collectively evaluated for impairment	2,735	45,625	218	48,578

Total ending allowance balance	$2,735	$45,625	$218	$48,578

Loans:
Individually evaluated for impairment	$957	$23,628	$144	$24,729
Collectively evaluated for impairment	272,558	4,688,850	16,742	4,978,150

Total ending loans balance	$273,515	$4,712,478	$16,886	$5,002,879

Allowance for Credit Losses on Unfunded Commitments
The Company’s activity in the allowance for credit losses on unfunded commitments were as follows:

(In thousands)	For the year ended
December 31, 2024
Balance at January 1, 2024	$1,662
Provision for credit losses	100
Balance at December 31, 2024	$1,762

(In thousands)	For the year ended December 31, 2023

Balance at January 1, 2023	$2,912
(Credit) provision for credit losses	(1,250)
Balance at December 31, 2023	$1,662

Risk Category Loans by Class of Loans
As of December 31, 2024 and 2023, and based on the most recent analysis performed, the risk category of loans by class of loans, and gross charge-offs year to date for each loan type by origination year was as follows:

Loan Credit Quality
(in thousands)	As of December 31, 2024
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$47,687	$54,877	$73,094	$22,215	$15,014	$50,052	$2,169	$-	$265,108
Special Mention	-	-	242	-	-	-	-	-	242
Substandard	-	-	1,003	-	22	887	-	-	1,912
Doubtful	-	-	-	-	-	38	-	-	38
Total Commercial Loans	$47,687	$54,877	$74,339	$22,215	$15,036	$50,977	$2,169	$-	$267,300

Commercial Loans:
Current-period Gross writeoffs	$-	$-	$10	$431	$-	$-	$-	$-	$441
	$-	$-	$10	$431	$-	$-	$-	$-	$441

Commercial Other:
Risk rating
Pass	$1,842	$7,417	$1,796	$407	$184	$2,108	$5,634	$-	$19,388
Special mention	-	-	-	-	-	-	-	-	-
Substandard	13	-	-	22	-	134	-	-	169
Total Commercial Real Estate Loans	$1,855	$7,417	$1,796	$429	$184	$2,242	$5,634	$-	$19,557

Other Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential First Mortgage:
Risk rating
Performing	$313,944	$398,722	$535,702	$821,804	$681,840	$1,563,659	$938	$-	$4,316,609
Nonperforming	-	987	391	870	243	12,463	-	-	14,954
Total First Mortgage:	$313,944	$399,709	$536,093	$822,674	$682,083	$1,576,122	$938	$-	$4,331,563

Residential First Mortgage Loans:
Current-period Gross writeoffs	$194	$-	$-	$-	$-	$18	$-	$-	$212
	$194	$-	$-	$-	$-	$18	$-	$-	$212

Home Equity Loans:
Risk rating
Performing	$6,621	$8,586	$5,354	$6,490	$5,066	$24,096	$-	$-	$56,213
Nonperforming	-	-	155	-	-	371	-	-	526
Total Home Equity Loans:	$6,621	$8,586	$5,509	$6,490	$5,066	$24,467	$-	$-	$56,739

Home Equity Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Lines of Credit:
Risk rating
Performing	$4,793	$1,558	$1,110	$887	$46	$14,595	$383,425	$-	$406,414
Nonperforming	-	-	70	-	-	2,532	245	-	2,847
Total Home Equity Credit Lines:	$4,793	$1,558	$1,180	$887	$46	$17,127	$383,670	$-	$409,261

Home Equity Lines of Credit:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$116	$-	$-	$116
	$-	$-	$-	$-	$-	$116	$-	$-	$116

Installments:
Risk rating
Performing	$2,846	$5,513	$2,788	$705	$123	$505	$1,028	$-	$13,508
Nonperforming	16	5	55	19	-	35	-	-	130
Total Installments	$2,862	$5,518	$2,843	$724	$123	$540	$1,028	$-	$13,638

Installments Loans:
Current-period Gross writeoffs	$-	$53	$47	$35	$4	$31	$-	$-	$170
	$-	$53	$47	$35	$4	$31	$-	$-	$170
Loan Credit Quality
(in thousands)	As of December 31, 2023
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$61,148	$82,339	$23,940	$16,653	$19,835	$41,153	$5,664	$-	$250,732
Special Mention	-	-	-	42	-	225	-	-	267
Substandard	-	-	-	-	-	1,256	-	-	1,256
Total Commercial Loans	$61,148	$82,339	$23,940	$16,695	$19,835	$42,634	$5,664	$-	$252,255

Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Commercial Other:
Risk rating
Pass	$7,873	$2,164	$1,933	$1,386	$321	$2,641	$4,482	$-	$20,800
Special mention	-	-	-	-	-	-	34	-	34
Substandard	-	-	328	-	-	98	-	-	426
Total Commercial Real Estate Loans	$7,873	$2,164	$2,261	$1,386	$321	$2,739	$4,516	$-	$21,260

Other Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential First Mortgage:
Risk rating
Performing	$418,891	$566,617	$878,015	$732,851	$342,559	$1,354,867	$-	$-	$4,293,800
Nonperforming	64	210	383	229	1,119	11,300	-	-	13,305
Total First Mortgage:	$418,955	$566,827	$878,398	$733,080	$343,678	$1,366,167	$-	$-	$4,307,105

Residential First Mortgage Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$27	$336	$-	$-	$363
	$-	$-	$-	$-	$27	$336	$-	$-	$363

Home Equity Loans:
Risk rating
Performing	$9,660	$5,963	$7,770	$5,668	$6,542	$22,076	$-	$-	$57,679
Nonperforming	-	-	-	-	-	279	-	-	279
Total Home Equity Loans:	$9,660	$5,963	$7,770	$5,668	$6,542	$22,355	$-	$-	$57,958

Home Equity Lines Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Credit Lines:
Risk rating
Performing	$355	$641	$248	$75	$10	$15,964	$327,059	$-	$344,352
Nonperforming	-	-	8	56	-	2,813	186	-	3,063
Total Home Equity Credit Lines:	$355	$641	$256	$131	$10	$18,777	$327,245	$-	$347,415

Home Equity Credit Lines Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$8	$-	$-	$8
	$-	$-	$-	$-	$-	$8	$-	$-	$8

Installments:
Risk rating
Performing	$8,473	$4,592	$1,484	$360	$198	$605	$1,008	$-	$16,720
Nonperforming	-	49	51	-	63	3	-	-	166
Total Installments	$8,473	$4,641	$1,535	$360	$261	$608	$1,008	$-	$16,886

Installments Loans:
Current-period Gross writeoffs	$16	$67	$50	$1	$21	$21	$-	$-	$176
	$16	$67	$50	$1	$21	$21	$-	$-	$176

Aging of Recorded Investment in Past Due Loans by Loan Class and by Region
The following tables present the aging of the amortized cost in past due loans by loan class and by region as of December 31, 2024 and 2023:

	As of December 31, 2024

New York and other states*:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,189	$-	$329	$1,518	$226,253	$227,771
Other	-	-	14	14	19,130	19,144
Real estate mortgage - 1 to 4 family:
First mortgages	2,438	773	6,091	9,302	2,732,032	2,741,334
Home equity loans	15	22	318	355	42,741	43,096
Home equity lines of credit	401	-	1,267	1,668	234,271	235,939
Installment	18	19	69	106	9,779	9,885

Total	$4,061	$814	$8,088	$12,963	$3,264,206	$3,277,169

Florida:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$-	$-	$39,529	$39,529
Other	-	-	-	-	413	413
Real estate mortgage - 1 to 4 family:
First mortgages	2,037	629	1,773	4,439	1,585,790	1,590,229
Home equity loans	-	6	-	6	13,637	13,643
Home equity lines of credit	220	-	-	220	173,102	173,322
Installment	109	22	16	147	3,606	3,753

Total	$2,366	$657	$1,789	$4,812	$1,816,077	$1,820,889

Total:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,189	$-	$329	$1,518	$265,782	$267,300
Other	-	-	14	14	19,543	19,557
Real estate mortgage - 1 to 4 family:
First mortgages	4,475	1,402	7,864	13,741	4,317,822	4,331,563
Home equity loans	15	28	318	361	56,378	56,739
Home equity lines of credit	621	-	1,267	1,888	407,373	409,261
Installment	127	41	85	253	13,385	13,638

Total	$6,427	$1,471	$9,877	$17,775	$5,080,283	$5,098,058

* Includes New York, New Jersey, Vermont and Massachusetts.
	As of December 31, 2023

New York and other states*:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$521	$521	$212,233	$212,754
Other	-	26	-	26	20,837	20,863
Real estate mortgage - 1 to 4 family:
First mortgages	4,330	811	6,008	11,149	2,745,765	2,756,914
Home equity loans	20	138	157	315	43,837	44,152
Home equity lines of credit	591	135	1,499	2,225	210,073	212,298
Installment	6	18	95	119	11,938	12,057

Total	$4,947	$1,128	$8,280	$14,355	$3,244,683	$3,259,038

Florida:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$-	$-	$39,501	$39,501
Other	-	-	314	314	83	397
Real estate mortgage - 1 to 4 family:
First mortgages	1,290	78	1,433	2,801	1,547,390	1,550,191
Home equity loans	73	6	-	79	13,727	13,806
Home equity lines of credit	184	-	56	240	134,877	135,117
Installment	16	-	60	76	4,753	4,829

Total	$1,563	$84	$1,863	$3,510	$1,740,331	$1,743,841

Total:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$521	$521	$251,734	$252,255
Other	-	26	314	340	20,920	21,260
Real estate mortgage - 1 to 4 family:
First mortgages	5,620	889	7,441	13,950	4,293,155	4,307,105
Home equity loans	93	144	157	394	57,564	57,958
Home equity lines of credit	775	135	1,555	2,465	344,950	347,415
Installment	22	18	155	195	16,691	16,886

Total	$6,510	$1,212	$10,143	$17,865	$4,985,014	$5,002,879

* Includes New York, New Jersey, Vermont and Massachusetts.

Recorded Investment in Non-Accrual Loans by Loan Class
The following tables present the amortized cost basis in non-accrual loans by portfolio segment as of December 31, 2024 and 2023:

	As of December 31, 2024
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$329	$-	$329
Other	14	-	14
Real estate mortgage - 1 to 4 family:
First mortgages	11,586	3,368	14,954
Home equity loans	432	94	526
Home equity lines of credit	2,653	194	2,847
Installment	108	22	130
Total non-accrual loans	15,122	3,678	18,800
Restructured real estate mortgages - 1 to 4 family	-	-	-
Total nonperforming loans	$15,122	$3,678	$18,800

* Includes New York, New Jersey, Vermont and Massachusetts.
	As of December 31, 2023
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$536	$-	$536
Other	-	314	314
Real estate mortgage - 1 to 4 family:
First mortgages	11,324	1,981	13,305
Home equity loans	235	44	279
Home equity lines of credit	2,816	247	3,063
Installment	151	15	166
Total non-accrual loans	15,062	2,601	17,663
Restructured real estate mortgages - 1 to 4 family	3	-	3
Total nonperforming loans	$15,065	$2,601	$17,666

* Includes New York, New Jersey, Vermont and Massachusetts.

Loans on Non-Accrual Status and Past Due More than 90 Days
The following tables present the amortized cost basis of loans on non-accrual status and loans past due over 89 days still accruing as of December 31, 2024 and 2023:

	As of December 31, 2024
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing

Commercial:
Commercial real estate	$329	$-	-
Other	14	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	13,560	1,394	-
Home equity loans	526	-	-
Home equity lines of credit	2,724	123	-
Installment	112	18	-
Total loans, net	$17,265	$1,535	-

	As of December 31, 2023
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing

Commercial:
Commercial real estate	$536	$-	-
Other	314	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	12,584	721	-
Home equity loans	271	8	-
Home equity lines of credit	2,395	668	-
Installment	144	22	-
Total loans, net	$16,244	$1,419	-

Amortized Cost of Collateral-dependent Loans by Class
The following tables present the amortized cost basis of individually analyzed collateral dependent loans by portfolio segment as of December 31, 2024 and 2023:

	As of December 31, 2024
	Type of Collateral
(dollars in thousands)
	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$429	-	-
Other	14	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	19,928	-	-
Home equity loans	535	-	-
Home equity lines of credit	3,372	-	-
Installment	112	-	-
Total	$24,390	-	-

	As of December 31, 2023
	Type of Collateral
(dollars in thousands)
	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$643	-	-
Other	314	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	20,018	-	-
Home equity loans	371	-	-
Home equity lines of credit	3,239	-	-
Installment	144	-	-
Total	$24,729	-	-

Amortized Cost Basis of Loans Modified to Borrowers Experiencing Financial Difficulty and Financial Effects of Loan Modifications	The percentage of the amortized cost basis of loans that were modified to borrowers in financial distress as compared to the amortized cost basis of each class of financing receivable is also presented below:

For the year ended:

New York and other states*:	December 31, 2024		December 31, 2023
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	267	0.01%	895	0.03%
Home equity loans	19	0.04%	-	-
Home equity lines of credit	238	0.10%	50	0.02%
Installment	-	-	-	-

Total	$524	0.02%	$945	0.03%

Florida:
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	84	0.01%	338	0.02%
Home equity loans	88	0.65%	-	-
Home equity lines of credit	70	0.04%	-	-
Installment	-	-	-	-

Total	$242	0.01%	$338	0.02%

Total
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	351	0.01%	1,233	0.03%
Home equity loans	107	0.19%	-	-
Home equity lines of credit	308	0.08%	50	0.02%
Installment	-	-	-	-

Total	$766	0.02%	$1,283	0.03%

* Includes New York, New Jersey, Vermont and Massachusetts.

Performance of Loans Modified to Borrowers Experiencing Financial Difficulty	The following table describes the performance of loans that have been modified as of December 31, 2024 and 2023:

	As of December 31, 2024

New York and other states*:		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	137	49	-	81	267
Home equity loans	19	-	-	-	19
Home equity lines of credit	238	-	-	-	238
Installment	-	-	-	-	-

Total	$394	$49	$-	$81	$524

Florida:		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	84	-	-	-	84
Home equity loans	88	-	-	-	88
Home equity lines of credit	70	-	-	-	70
Installment	-	-	-	-	-

Total	$242	$-	$-	$-	$242

Total		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	221	49	-	81	351
Home equity loans	107	-	-	-	107
Home equity lines of credit	308	-	-	-	308
Installment	-	-	-	-	-

Total	$636	$49	$-	$81	$766

* Includes New York, New Jersey, Vermont and Massachusetts.

As of December 31, 2023

New York and other states*:		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	691	152	-	52	895
Home equity loans	-	-	-	-	-
Home equity lines of credit	50	-	-	-	50
Installment	-	-	-	-	-

Total	$741	$152	$-	$52	$945

Florida:		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	338	-	-	-	338
Home equity loans	-	-	-	-	-
Home equity lines of credit	-	-	-	-	-
Installment	-	-	-	-	-

Total	$338	$-	$-	$-	$338

Total		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,029	152	-	52	1,233
Home equity loans	-	-	-	-	-
Home equity lines of credit	50	-	-	-	50
Installment	-	-	-	-	-

Total	$1,079	$152	$-	$52	$1,283

* Includes New York, New Jersey, Vermont and Massachusetts.

Financial Effect of Modifications Made to Borrowers Experiencing Financial Difficulty
The following tables describes the financial effect of the modifications made to borrowers experiencing financial difficulty:

For the year ended:

	December 31, 2024	December 31, 2023
	Weighted	Weighted
New York and other states*:	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:	-	-
First mortgages	15	21
Home equity loans	24	-
Home equity lines of credit	17	18
Installment	-	-

Total	$56	$39

	Weighted	Weighted
Florida:	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	12	24
Home equity loans	9	-
Home equity lines of credit	6	-
Installment	-	-

Total	$27	$24

	Weighted	Weighted
	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	27	45
Home equity loans	33	-
Home equity lines of credit	23	18
Installment	-	-

Total	$83	$63

* Includes New York, New Jersey, Vermont and Massachusetts.